Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Property and Equipment Estimated Useful Lives	The estimated useful lives are as follows:
Useful life
Office equipment	5 years
Computer equipment	3 years

Schedule of Company’s Revenue by Revenue Categories

The following table shows the Company’s revenue by revenue categories for the periods indicated.

	For the Years Ended December 31,
	2023	2024	2025	2025
	S$	S$	S$	$
New construction	7,675,725	7,600,302	4,204,197	3,269,459
Reconstruction	1,599,688	180,203	2,271,256	1,766,277
A&A	3,628,036	999,031	1,273,762	990,561
Other general contracting services	449,564	32,110	59,645	46,384
Total revenue	13,353,013	8,811,646	7,808,860	6,072,681

Schedule of Suppliers or Subcontractors Accounts Payable

The table below sets out the suppliers or subcontractors who accounted for 10% or more of the Company’s total accounts payable as of December 31, 2024 and 2025.

		Percentage of accounts payable (%)
Name of Supplier/Subcontractor	Products/services supplied	As of December 31, 2024	As of December 31, 2025
Subcontractor A	Subcontract service	22	27
Subcontractor B	Subcontract service	12	8
Subcontractor C	Subcontract service	12	-